UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21689
                                                     ---------

                          The Piedmont Investment Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)


       324 W. Wendover Avenue, Suite 135, Greensboro, North Carolina 27408
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                        Date of fiscal year end: March 31
                                                 --------


                    Date of reporting period: March 31, 2006
                                              --------------

Item 1.   REPORTS TO STOCKHOLDERS.

Annual Report

For the Period from April 26, 2005 (Date of Initial Public Investment) to March 31, 2006











[Logo Here]
                                               The Piedmont Select
                                                   Value Fund
















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Piedmont Select Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Statements in the Annual Report that reflect projections or expectations of future financial or economic performance of The Piedmont Select Value Fund (the "Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, non-diversified fund risk, repurchase agreement risk, issuer risk, mid-cap risk, interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the aforementioned fund was achieved at some or all points during the period by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about May 30, 2006.

For More Information on Your Piedmont Select Value Fund:

                 See Our Web site @ www.piedmontselectvaluefund.com
                           or
                 Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

THE PIEDMONT SELECT VALUE FUND                                      May 26, 2006

At The Piedmont Select Value Fund, we concentrate our investments in a limited number of large - and medium cap companies that are selling below their intrinsic value - based on our objective criteria - and hold them for the long term.

Warren Buffet has opined that the, "Key to investment success is to develop a logical framework on which to base your decisions, then to keep your emotions from corroding that framework." This is the goal of our Rational Framework process for identifying companies we believe are mispriced by the market relative to their prospects.

One of the primary  components  we use in valuing a business is Return on Equity
(ROE). We believe that ROE (along with Buffet and his partner Charlie Munger) is the best objective measure of how well a company's management is running the current operations and allocating excess capital to expand operations and profits of a company. We perform a trend analysis on a company's ROE to try and determine if the company does indeed deserve a lower valuation. The ROE trend analysis is helpful in identifying companies and industries that may currently be mispriced, yet may be experiencing an upturn in business. Certainly not all companies with a positive ROE trend experience increases in price appreciation as the market starts to recognize and appreciate their business improvement, but enough do to make a material difference.

Understanding and trusting our discipline is important to our investment success. Part of our discipline is to prune companies that no longer meet our initial investment price points and redeploy capital to companies that do meet our price points. This discipline serves two purposes. Number one - it keeps us invested in what we believe are undervalued companies; and number two, it forces us to take profits and thereby protect profits. We may sell a company too early, but just as often we protect the profits we have in an investment by realizing them. One example of the benefits of this pruning is United Healthcare. We sold United Healthcare at the beginning of the year simply based on valuation because its price was in the upper range of our price targets. Since we sold the company, multiple problems have surfaced and the price has dropped significantly. We still believe United Healthcare is a great company but it had just become too expensive in our view. The price has since retreated to a point where we may consider an investment in the company again.

Holdings
--------

Your fund has returned 4.59% for the first quarter 2006. We are currently slightly ahead of our S&P 500 benchmark. It returned 4.21% in the same time period.

You are invested in 7 different and distinct industries with manufacturing being the largest concentration. Major holdings include Schlumberger, Cummins Engine, Dover, BellSouth, and Charles Schwab & Co. This diverse group of companies represent a significant value in our opinion based on the discount of their price to value.

Miscellaneous Notes
-------------------

We have received our NASDAQ symbol in April as the fund assets have grown significantly. The symbol is PSVFX. The expense ratio has been lowered from 2% with a 0.25% 12b-1 fee to 1.35% with no 12b-1 fee. This benefits you, as fund expenses will cost you less. It is our desire to operate the fund as efficiently as possible and pass the cost savings on to our shareholders(1).

Thank you for your trust and support.

















---------------------------
(1) The Advisor has entered into an amended contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1
Plan) to not more than 1.35% of the Fund's average daily net assets for the fiscal year ending March 31, 2007. For the fiscal year ended March 31, 2006, this contractual agreement previously limited the "Total Annual Fund Operating Fund Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.00% of the Fund's average daily net assets. Therefore "actual net expenses" for the fiscal year ended March 31, 2006 were 2.25% of the Fund's average daily net assets. The contractual agreement may continue from year-to-year thereafter, provided such continuation is approved by the Trustees. See the "Fees and Expenses of the Fund" and the "Management of the Fund - Expense Limitation Agreement" sections of the prospectus for more detailed information.

THE PIEDMONT SELECT VALUE FUND

Performance Update - $10,000 Investment (Unaudited)

For the period from April 26, 2005 (Date of Initial Public  Investment) to March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
              The Piedmont Select          S&P 500               Performance Returns for the Period from April 26, 2005 (Date of
                  Value Fund           Total Return Index        Initial Public Investment) to March 31, 2006.
                                                                 ------------------------------------------------------------------
 4/26/2005       $  10,000               $  10,000
 5/31/2005          10,080                  10,369
 6/30/2005          10,070                  10,383                                                                 Final Value
 7/31/2005          10,550                  10,769               Cumulative Total                   Since          of $10,000
 8/31/2005          10,540                  10,671               Investment Returns               Inception*       Investment
 9/30/2005          10,540                  10,758               ------------------------------------------------------------------
10/31/2005          10,410                  10,578
11/30/2005          10,620                  10,978               The Piedmont Select Value Fund     10.24%          $11,024
12/31/2005          10,540                  10,982               ------------------------------------------------------------------
 1/31/2006          10,812                  11,273
 2/28/2006          10,822                  11,304               S&P 500 Total Return Index         14.44%          $11,444
 3/31/2006          11,024                  11,444               ------------------------------------------------------------------


                                                                 * The Fund's inception date - April 26, 2005 (Date of Initial
                                                                 Public Investment)
-----------------------------------------------------------------------------------------------------------------------------------

This graph depicts the performance of The Piedmont Select Value Fund (the "Fund") versus the S&P 500 Total Return Index.
The graph assumes an initial $10,000 investment at April 26, 2005. (Date of Initial Public Investment) All dividends and distributions are reinvested. It is important to note the Fund is a professionally managed mutual fund while the indices are not  available  for  investment  and are  unmanaged.  The  comparison  is  shown  for  illustrative  purposes  only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance  quoted above represents past  performance,  which is no guarantee of future results.  Investment return and principal  value will  fluctuate so that shares,  when  redeemed,  may be worth more or less than their  original  cost.
Current  performance may be lower or higher than the performance data quoted.  An investor may obtain  performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the  deduction of taxes that a  shareholder  would pay on Fund  distributions  or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs,  including management fees;  distribution (12b-1) fees; and other
Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual  funds.  The example is based on an investment  of $1,000  invested  at the  beginning  of the  period and held for the entire  period as  indicated  below.

Actual  Expenses - The first line of the table below  provides  information  about the actual  account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example,  an $8,600  account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example  for  Comparison  Purposes  - The  second  line of the  table  below  provides  information  about hypothetical  account  values and  hypothetical  expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before  expenses,  which is not the Fund's  actual  return.  The  hypothetical  account  values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                 Beginning                       Ending
                                               Account Value                 Account Value                Expenses Paid
Expense Example                               October 1, 2005                March 31, 2006               During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00                     $1,045.93                      $11.48
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00                     $1,013.71                      $11.30
-----------------------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses  incurred in the most recent six-month period.  The Fund's annualized  six-month expense  ratio is 2.25%.  The values under  "Expenses  Paid During  Period" are equal to the  annualized  expense  ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments


As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                        Market Value
                                       Shares        (Note 1)                                               Shares       (Note 1)
----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 86.20%                                             Insurance - 5.30%
                                                                      American International
Advertising - 1.80%                                                      Group, Inc.                           781  $      51,616
    Omnicom Group, Inc.                    634   $       52,781       Marsh & McClennan Cos Inc.             1,709         50,176
                                                 --------------       The Chubb Corporation                    560         53,446
Aerospace/Defense - 2.14%                                                                                           -------------
    Raytheon Company                     1,368           62,709                                                           155,238
                                                 --------------                                                     -------------
Apparel - 1.84%                                                    Machinery - Diversified - 4.32%
    Nike, Inc.                             632           53,783       Cummins Inc.                             605         63,586
                                                 --------------       Deere & Company                          797         63,003
Banks - 3.79%                                                                                                       -------------
    U.S. Bancorp                         1,821           55,541                                                           126,589
    Wells Fargo Company                    867           55,375                                                     -------------
                                                 --------------    Media - 1.98%
                                                        110,916       Meredith Corporation                   1,040         58,022
                                                 --------------                                                     -------------
Beverages - 1.81%                                                  Miscellaneous - Manufacturing - 8.13%
    PepsiCo., Inc.                         920           53,167       Danaher Corporation                      979         62,216
                                                 --------------       Dover Corporation                      1,333         64,731
Cosmetics/Personal Care - 1.84%                                       General Electric Company               1,562         54,326
    Procter & Gamble Company               937           53,990       Ingersoll-Rand Co Ltd.                 1,357         56,709
                                                 --------------                                                     -------------
Data Processing & Preparation - 1.80%                                                                                     237,982
    Affiliated Computer Services, Inc      884           52,740                                                     -------------
                                                 --------------    Office Equipment - 1.91%
                                                                   *  Xerox Corporation                      3,689         56,073
Diversified Financial Services - 2.22%                                                                              -------------
    The Charles Schwab Corp              3,777           65,002    Oil & Gas Services - 12.17%
                                                 --------------       Amerada Hess Corporation                 406         57,814
                                                                      Halliburton Company                      841         61,410
Electronics - 2.28%                                                *  Nabors Industries Ltd.                   702         50,249
*   Thermo Electron Corp                 1,798           66,688       Occidental Petroleum Corp                637         59,018
                                                 --------------       Schlumberger Ltd.                        535         67,715
Forest Products & Paper - 1.92%                                    *  Transocean Inc.                          748         60,064
    International Paper Company          1,626           56,211                                                     -------------
                                                 --------------                                                           356,270
                                                                                                                    -------------
Healthcare - Products - 3.45%                                      Packaging & Containers - 1.98%
    Biomet, Inc.                         1,496           53,138       Sealed Air Corp                        1,002         57,986
    Medtronic, Inc.                        944           47,908                                                     -------------
                                                 --------------    Pharmaceuticals - 2.03%
                                                        101,046    *  Forest Laboratories, Inc.              1,334         59,536
                                                 --------------                                                     -------------
Healthcare - Services - 3.89%                                      Retail - 7.77%
*   Laboratory Corp of                                                Home Depot, Inc.                       1,341         56,724
        America Holdings                 1,014           59,299       Lowe's Companies, Inc.                   826         53,227
    Quest Diagnostics                    1,064           54,583       Staples, Inc.                          2,456         62,677
                                                 --------------       Wal-Mart Stores, Inc.                  1,161         54,846
                                                        113,882                                                     -------------
                                                 --------------                                                           227,474
Home Builders - 1.84%                                                                                               -------------
    Lennar Corporation                     893           53,919
                                                 --------------







                                                                                                                       (Continued)

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments


As of March 31, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                      Shares        Market Value
                                                      (Note 1)
----------------------------------------------------------------   ---------------------------------------------------------------

Semiconductors - 3.91%                                             Summary of Investments by Industry
*   Altera Corp                        2,913     $       60,124                                           % of Net
    Texas Instruments, Inc.            1,671             54,257    Industry                                 Assets   Market Value
                                                 ---------------   --------------------------------------------------------------
                                                        114,381    Advertising                               1.80%    $    52,781
                                                 ---------------   Aerospace/Defense                         2.14%         62,709
Software - 1.87%                                                   Apparel                                   1.84%         53,783
*   Intuit Inc.                        1,028             54,679    Banks                                     3.79%        110,916
                                                 ---------------   Beverages                                 1.81%         53,167
Telecommunications - 4.21%                                         Cosmetics/Personal Care                   1.84%         53,990
    BellSouth Corp                     2,004             69,439    Data Processing & Preparation             1.80%         52,740
    Motorola, Inc.                     2,356             53,976    Diversified Financial Services            2.22%         65,002
                                                 ---------------   Electronics                               2.28%         66,688
                                                        123,415    Forest Products & Paper                   1.92%         56,211
                                                 ---------------   Healthcare - Products                     3.45%        101,046
                                                                   Healthcare - Services                     3.89%        113,882
Total Common Stocks (Cost $2,392,134)                 2,524,479    Home Builders                             1.84%         53,919
                                                 ---------------   Insurance                                 5.30%        155,238
INVESTMENT COMPANIES - 8.99%                                       Investment Companies                      8.99%        263,260
                                                                   Machinery - Diversified                   4.32%        126,589
    Merrimac Cash Series Trust       131,630            131,630    Media                                     1.98%         58,022
    Merrimac US Government                                         Miscellaneous Manufacturing               8.13%        237,982
        Series Fund                  131,630            131,630    Office Equipment                          1.91%         56,073
                                                 ---------------   Oil & Gas Services                       12.17%        356,270
Total Investment Companies (Cost $263,260)              263,260    Packaging & Containers                    1.98%         57,986
                                                 ---------------   Pharmaceuticals                           2.03%         59,536
                                                                   Retail                                    7.77%        227,474
Total Investments (Cost $2,655,394) - 95.19%     $    2,787,739    Semiconductors                            3.91%        114,381
Other Assets less Liabilities - 4.81%                   140,755    Software                                  1.87%         54,679
                                                 ---------------   Telecommunications                        4.21%        123,415
                                                                   --------------------------------------------------------------
Net Assets - 100.00%                             $    2,928,494    Total                                    95.19%    $ 2,787,739
                                                 ===============

*  Non-income producing investment.


















See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Statement of Assets and Liabilities


As of March 31, 2006

---------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $2,655,394) ................................................................      $     2,787,739
      Cash ...................................................................................................              106,085
      Receivables:
           Fund shares sold ..................................................................................                   85
           Dividends .........................................................................................                3,528
      Prepaid expenses .......................................................................................               26,542
      Due from affiliates:
           Advisor (note 2) ..................................................................................               18,738
                                                                                                                     --------------

      Total assets ...........................................................................................            2,942,717

Liabilities:
      Accrued expenses .......................................................................................               14,223
                                                                                                                     --------------

      Total liabilities ......................................................................................               14,223
                                                                                                                     --------------

Net Assets ...................................................................................................       $    2,928,494
                                                                                                                     ==============
Net Assets Consist of:
      Capital (par value and paid in surplus) ................................................................       $    2,736,142
      Undistributed net realized gain on investments .........................................................               60,007
      Net unrealized appreciation on investments .............................................................              132,345
                                                                                                                     --------------

      Total Net Assets .......................................................................................       $    2,928,494
                                                                                                                     ==============
      Shares Outstanding, $0.001 par value per share (unlimited authorized shares) ...........................              267,869
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share .................................       $        10.93




















See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Statement of Operations


For the period from April 26, 2005 (Date of Initial Public Investment) to March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Dividends ........................................................................................           $         26,789
                                                                                                                   ----------------
      Total Income .....................................................................................                     26,789

Expenses:
      Advisory fees (note 2) ...........................................................................                     17,696
      Administration fees (note 2) .....................................................................                      3,441
      Transfer agent fees (note 2) .....................................................................                     19,425
      Fund accounting fees (note 2) ....................................................................                     25,215
      Compliance service fees (note 2) .................................................................                      7,219
      Custody fees (note 2) ............................................................................                      4,665
      Distribution and service fees (note 3) ...........................................................                      4,916
      Other accounting fees (note 2) ...................................................................                     18,892
      Registration and filing administration fees (note 2) .............................................                      7,330
      Legal fees .......................................................................................                     16,434
      Audit and tax preparation fees ...................................................................                     15,312
      Registration and filing expenses .................................................................                     25,791
      Shareholder servicing expenses ...................................................................                      2,127
      Printing expenses ................................................................................                        503
      Trustee fees and meeting expenses ................................................................                      8,466
      Securities pricing fees ..........................................................................                      1,846
      Other operating expenses .........................................................................                      8,140
                                                                                                                   ----------------
      Total Expenses ...................................................................................                    187,418

      Expenses reimbursed by advisor (note 2) ..........................................................                   (117,153)
      Advisory fees waived (note 2) ....................................................................                    (17,696)
      Administration fees waived (note 2) ..............................................................                       (376)
      Transfer agent fees waived (note 2) ..............................................................                     (1,750)
      Compliance service fees waived (note 2) ..........................................................                       (658)
      Fund accounting fees waived (note 2) .............................................................                     (2,315)
      Legal fees waived ................................................................................                     (1,486)
      Other accounting fees waived (note 2) ............................................................                     (1,662)
                                                                                                                   ----------------
      Net Expenses .....................................................................................                     44,322
                                                                                                                   ----------------
Net Investment Loss ....................................................................................                    (17,533)
                                                                                                                   ----------------
Realized and Unrealized Gain on Investments
      Net realized gain from investment transactions ...................................................                     98,998
      Change in unrealized appreciation on investments .................................................                    132,345
                                                                                                                   ----------------
Realized and Unrealized Gain on Investments ............................................................                    231,343
                                                                                                                   ----------------
Net Increase in Net Assets Resulting from Operations ...................................................           $        213,810
                                                                                                                   ================

See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Statement of Changes in Net Assets


For the period from April 26, 2005 (Date of Initial Public Investment) to March 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss ............................................................................                   $   (17,533)
     Net realized gain from investment transactions .................................................                        98,998
     Change in unrealized appreciation on investments ...............................................                       132,345
                                                                                                                        ------------
Net Increase in Net Assets Resulting from Operations ................................................                       213,810
                                                                                                                        ------------
Distributions to Shareholders: (note 5)
     Net investment income ..........................................................................                            --
     Net realized gain from investment transactions .................................................                       (21,458)
                                                                                                                        ------------
Decrease in Net Assets Resulting from Distributions .................................................                       (21,458)
                                                                                                                        ------------
Capital Share Transactions: (note 6)
     Shares sold ....................................................................................                     2,813,960
     Reinvested dividends and distributions .........................................................                        21,458
     Shares repurchased .............................................................................                       (99,276)
                                                                                                                        ------------
Increase from Capital Share Transactions ............................................................                     2,736,142
                                                                                                                        ------------
Net Increase in Net Assets ..........................................................................                     2,928,494
                                                                                                                        ============
Net Assets:
     Beginning of period ............................................................................                            --
     End of period ..................................................................................                   $ 2,928,494

Undistributed Net Investment Income .................................................................                   $        --

















See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Financial Highlights

For a share outstanding during the period from April 26, 2005
(Date of Initial Public Investment) to March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ..................................................................            $    10.00
                                                                                                                   ----------------
Income from Investment Operations
      Net investment loss .............................................................................                 (0.07)
      Net realized and unrealized gain on securities ..................................................                  1.09
                                                                                                                   ----------------
Total from Investment Operations ......................................................................                  1.02
                                                                                                                   ----------------
Less Distributions:
      Dividends (from net investment income) ..........................................................                    --
      Distributions (from capital gains) ..............................................................                 (0.09)
                                                                                                                   ----------------
Total Distributions ...................................................................................                 (0.09)
                                                                                                                   ----------------
Net Asset Value, End of Period ........................................................................            $    10.93
                                                                                                                   ================
Total return ..........................................................................................                 10.24 %

Net Assets, End of Period (in thousands) ..............................................................            $    2,928

Average Net Assets for the Period (in thousands) ......................................................            $    2,111

Ratios of:
Gross Expenses to Average Net Assets ..................................................................                  9.53 % (a)
Net Expenses to Average Net Assets ....................................................................                  2.25 % (a)
Net Investment Loss to Average Net Assets .............................................................                 (0.89)% (a)

Portfolio turnover rate ...............................................................................                128.60 %

(a) Annualized ........................................................................................

















See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------------
1. Organization and Significant Accounting Policies

The  Piedmont  Select  Value  Fund (the  "Fund") is a series    accrual  basis and includes  amortization  of discounts  and
fund. The Fund is part of The Piedmont Investment Trust (the    premiums.  Gains and losses are determined on the identified
"Trust"),  which was organized as a Delaware statutory trust    cost basis,  which is the same basis used for federal income
and is registered  under the Investment  Company Act of 1940    tax purposes.
(the "1940 Act"),  as amended,  as an open-ended  management
investment   company.   The   Trust  is   classified   as  a    Expenses
non-diversified company as defined in the 1940 Act.             The Fund bears expenses incurred  specifically on its behalf as  well  as  a  portion  of  general  expenses,  which  are
The  Fund  commenced  operations  on  April  26,  2005.  The    allocated  according  to methods  approved  annually  by the
investment  objective  of  the  Fund  is to  seek  long-term    Trustees.
capital  appreciation through investing for the long term in
businesses  with  solid   financials  and  proven  operating    Dividend Distributions
histories,  consisting  primarily  of common  and  preferred    The Fund  may  declare  and  distribute  dividends  from net
stocks and securities convertible into common stocks.           investment  income (if any)  quarterly.  Distributions  from
                                                                capital   gains  (if  any)  are   generally   declared   and
The following  accounting  policies  have been  consistently    distributed annually.
followed by the Fund and are in conformity  with  accounting
principles  generally  accepted  in  the  United  States  of    Estimates
America in the investment company industry.                     The  preparation of financial  statements in conformity with accounting  principles  generally  accepted  in  the  United
Investment Valuation                                            States of America requires  management to make estimates and
The Fund's  investments  in securities are carried at value.    assumptions  that affect the amount of assets,  liabilities,
Securities  listed on an  exchange  or quoted on a  national    expenses and revenues reported in the financial  statements.
market  system are valued at the last sales price as of 4:00    Actual results could differ from those estimates.
p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
over-the-counter  market are generally  valued at the NASDAQ    Federal Income Taxes
Official  Closing  Price.  Other  securities  traded  in the    No   provision   for  income   taxes  is   included  in  the
over-the-counter  market and listed  securities for which no    accompanying  financial  statements,  as the Fund intends to
sale was reported on that date are valued at the most recent    distribute to shareholders all taxable investment income and
bid price.  Securities  and assets for which  representative    realized gains and otherwise  complies with  Subchapter M of
market  quotations are not readily  available  (e.g., if the    the Internal Revenue Code applicable to regulated investment
exchange  on which the  portfolio  security  is  principally    companies.
traded  closes  early  or  if  trading  of  the   particular
portfolio  security  is halted  during  the day and does not    Indemnifications
resume prior to the Fund's net asset value  calculation)  or    Under the Trust's organizational documents, its officers and
which cannot be  accurately  valued using the Fund's  normal    Trustees are indemnified against certain liabilities arising
pricing procedures are valued at fair value as determined in    out of the  performance  of their  duties  to the  Fund.  In
good  faith  under  policies  approved  by the  Trustees.  A    addition, in the normal course of business, the Fund entered
portfolio  security's "fair value" price may differ from the    into  contracts with its vendors and others that provide for
price next available for that  portfolio  security using the    general indemnifications.  The Fund's maximum exposure under
Fund's   normal   pricing   procedures.   Instruments   with    these arrangements is unknown,  as this would involve future
maturities of 60 days or less are valued at amortized  cost,    claims that may be made  against the Fund.  The Fund expects
which approximates market value.                                that risk of loss to be remote.

Investment Transactions and Investment Income                   2.       Transactions with Affiliates
Investment  transactions  are  accounted  for as of the date
purchased or sold (trade date).  Dividend income is recorded    Advisor
on the  ex-dividend  date.  Certain  dividends  from foreign    The  Fund  pays a  monthly  advisory  fee to  Clark  Capital
securities will be recorded as soon as the Trust is informed    Management, LLC (the "Advisor") based upon the average daily
of the dividend if such  information is obtained  subsequent    net assets of the Fund and  calculated at the annual rate as
to the ex-dividend date.  Interest income is recorded on the    shown on the following page.  The Advisor has entered into


                                                                                                                 (Continued)

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------------
a contractual  agreement  ("Expense  Limitation  Agreement")    the daily valuation of securities and as  reimbursement  for
with the Trust,  on behalf of the Fund,  under  which it has    out-of-pocket  expenses.  A  breakdown  of these is provided
agreed to reduce the amount of the  investment  advisory fee    below.
to be paid to the Advisor by the Fund for certain months and
to assume other  expenses of the Fund, if  necessary,  in an    Compliance Services
amount  that  limits the  Fund's  total  operating  expenses    The  Nottingham  Compliance  Services,  LLC,  a fully  owned
(exclusive   of   interest,   taxes,   brokerage   fees  and    affiliate  of the  Administrator,  provides  services  which
commissions and  extraordinary  expenses) to not more than a    assist the Trust's  Chief  Compliance  Officer in monitoring
specified percentage of the average daily assets of the Fund    and  testing the  policies  and  procedures  of the Trust in
for  the  current  period.  There  can be no  assurance  the    conjunction with  requirements  under Rule 38a-1 of the 1940
Expense  Limitation  Agreement  will continue in the future.    Act. It receives  compensation for this service at an annual
The expense limitation percentages,  as well as the Advisory    rate of $7,750.  For the fiscal year ended  March 31,  2006,
fees waived and  expenses  reimbursed  as of the fiscal year    Nottingham Compliance Services waived $658 in fees.
ended March 31, 2006, are listed in the table below.
                                                                Transfer Agent
------------------------------------------------------------    North Carolina Shareholder Services,  LLC ("Transfer Agent")
                  Expense         Advisor                       serves  as  transfer,   dividend  paying,   and  shareholder
   Advisor       Limitation         Fee         Expenses        servicing agent for the Fund. It receives  compensation  for
  Fee Rate          Rate           Waived      Reimbursed       its  services  based  upon  $15 per  shareholder  per  year,
------------------------------------------------------------    subject to a minimum  fee of $1,750 per month,  if any.  For
    0.90%           2.25%         $17,696       $117,153        the fiscal year ended March 31,  2006,  the  Transfer  Agent
------------------------------------------------------------    waived $1,750 in fees.

Administrator                                                   Distributor
The Fund pays a monthly administration fee to The Nottingham    Capital Investment Group, Inc. (the "Distributor") serves as
Company (the  "Administrator")  based upon the average daily    the  Fund's  principal  underwriter  and  distributor.   The
net assets of the Fund and calculated at the annual rates as    Distributor   receives  $5,000  per  year  paid  in  monthly
shown in the schedule below which is subject to a minimum of    installments for services provided and expenses assumed.
$2,000 per month. The  Administrator  also receives a fee to
procure   and   pay   the   Fund's   custodian,   additional    Certain Trustees and officers of the Trust are also officers
compensation for fund accounting and recordkeeping services,    of the Advisor, the Distributor or the Administrator.
and additional  compensation for certain costs involved with



-----------------------------------------------------------------------------------------------------------------------------------
          Administration Fees*                        Custody fees*
                                                                              Fund            Fund
                                                                           Accounting      Accounting         Blue Sky
   Average Net Assets       Annual    Average Net Assets       Annual         Fees*           Fees         Administration
                             Rate                               Rate        (monthly)                       Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
    First $50 million       0.175%     First $100 million       0.02%        $2,250           0.01%        $150 per state
     Next $50 million       0.150%      Over $100 million      0.009%
     Next $50 million       0.125%
     Next $50 million       0.100%
    Over $200 million       0.075%
-----------------------------------------------------------------------------------------------------------------------------------


* Minimum monthly fees of $2,000 and $400 for Administration and Custody,  respectively.  Expense amounts waived include
$376 for Administration, $2,315 for Fund Accounting and $1,662 for Other Accounting fees.

3. Distribution and Service Fees
                                                                 distributing  and  promoting  the  sales of its  shares  and
The  Trustees,  including a majority of the Trustees who are     servicing of its  shareholder  accounts.  The Plan  provides
not "interested persons" of the Trust as defined in the Act,     that the Fund may  incur  certain  expenses,  which  may not
adopted a  distribution  plan  pursuant to Rule 12b-1 of the     exceed 0.25% per year of the Fund's average daily net assets
Act (the  "Plan").  The Act  regulates the manner in which a     for each year  elapsed  subsequent  to adoption of the Plan,
regulated   investment   company  may  assume   expenses  of     for payment to the Distributor and others for items such as

                                                                                                                  (Continued)

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------

advertising expenses, selling expenses,  commissions, travel    differences   such  as  tax   returns  of  capital  and  net
or other expenses  reasonably intended to result in sales of    investment  losses,  if any, would be  reclassified  against
shares  of the  Fund or  support  servicing  of  shareholder    capital.  For the fiscal period ended March 31, 2006,  there
accounts. For the fiscal year ended March 31, 2006, the Fund    were  ordinary  income  distributions  paid in the amount of
incurred $4,916 in  distribution  and service fees under the    $21,458 for federal income tax purposes.
Plan.
                                                                As a result of the Fund's  operating net investment  loss, a
4. Purchases and Sales of Investment Securities                 reclassification  adjustment of $17,533 has been made on the
                                                                statement   of   assets   and    liabilities   to   increase
For the fiscal year ended March 31, 2006, the aggregate cost    undistributed   net   investment   income  and  to  decrease
of  purchases   and  proceeds   from  sales  of   investment    undistributed net realized gain. This  reclassification  had
securities   (excluding   short-term   securities)  were  as    no effect on the Fund's net asset value.
follows:
                                                                6. Capital Share Transactions
------------------------------------------------------------    ------------------------------------------------------------
                                            Proceeds from       Period from April 26, 2005 (Date of Initial Public
       Purchases of Securities           Sales of Securities    Investment)to March 31, 2006
------------------------------------------------------------    ------------------------------------------------------------
             $4,913,783                      $2,620,647         Transactions in Fund Shares                          275,198
------------------------------------------------------------            Shares sold
                                                                        Reinvested distributions                       2,038
There were no long-term purchases or sales of U.S Government            Shares repurchased                            (9,367)
Obligations during the period ended March 31, 2006.             Net Increase in Capital Shares                       267,869
                                                                Shares Outstanding, Beginning of Period                    -
5. Federal Income Tax                                           Shares Outstanding, End of Period                    267,869
                                                                ------------------------------------------------------------
The information shown in the tables below represent: (1) tax    7. Subsequent Events
components  of  capital,  (2)  unrealized   appreciation  or
depreciation of investments for federal income tax purposes,    As  of  May  9,  2006,  Sheets,  Smith  &  Associates,  Inc.
and (3) characterization of distributions for federal income    ("Sheets"),  a North  Carolina  corporation  and  investment
tax purposes for the fiscal period ended March 31, 2006.        advisor   registered  with  U.S.   Securities  and  Exchange
                                                                Commission,  assumed the investment advisory  obligations of
------------------------------------------------------------    Clark  Capital  Management,  LLC ("Clark") to the Fund. As a
   Undistributed         Undistributed           Net Tax        result,  the Fund is operating  under an Interim  Investment
  Ordinary Income       Long-Term Gains       Appreciation      Advisory  Agreement  dated May 9, 2006 between the Trust and
------------------------------------------------------------    Sheets.  The  Interim  Investment   Advisory  Agreement  was
     $60,364                   $ -              $131,988        approved by the Board of Trustees  ("Board") of the Trust at
------------------------------------------------------------    Special  Meeting  of the  Board  held  on May 9,  2006.  The
                                                                Interim  Investment  Advisory  Agreement has a term of up to
The aggregate  cost of  investments  and the  composition of    150 days, according to federal securities laws. Accordingly,
unrealized   appreciation  and  depreciation  of  investment    there will need to be a special  meeting of  shareholders to
securities  for federal  income tax purposes as of March 31,    consider  and  vote  upon  a  proposed  Investment  Advisory
2006, are shown in the table below.  The primary  difference    Agreement between the Trust and Sheets.
between  book  and  tax   appreciation  or  depreciation  of
investments is wash sale loss deferrals.

------------------------------------------------------------
                    Aggregate Gross         Aggregate Gross
    Federal           Unrealized              Unrealized
   Tax Cost          Appreciation            Depreciation
------------------------------------------------------------
   $2,655,751          $162,156               ($30,168)
------------------------------------------------------------

The  amount  of  dividends   and   distributions   from  net
investment   income  and  net  realized  capital  gains  are
determined in accordance with federal income tax regulations
which  may  differ  from   generally   accepted   accounting
principles.   These   differences   are  due  to   differing
treatments for items such as net short-term gains,  deferral of wash sale  losses,  foreign  currency  transactions,  net investment losses and capital loss carry-forwards. Permanent


   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of The Piedmont Investment Trust and the Shareholders of The Piedmont Select Value Fund

We have audited the accompanying statement of assets and liabilities of The Piedmont Select Value Fund, a series of shares of The Piedmont Investment Trust, including the schedule of investments, as of March 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 26, 2005 (date of initial public investment) through March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Piedmont Select Value Fund as of March 31, 2006, the results of its operations, the changes in its net assets and its financial highlights for the period April 26, 2005 through March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                           /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                               BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
May 5, 2006

THE PIEDMONT SELECT VALUE FUND
Additional Information (Unaudited)

----------------------------------------------------------------------------------------------------------------------------
1. Approval of Investment Advisory Agreement

On April 19, 2005 the Board reviewed  information  necessary    SEC's website at http://www.sec.gov. You may review and make
to approve the initial  Investment  Advisory  Agreement with    copies at the SEC's  Public  Reference  Room in  Washington,
the Advisor (the "Advisory Agreement"). The Advisor reviewed    D.C. You may also obtain  copies after paying a  duplicating
with  the  Board  the  Advisor's  Form  ADV,  its  financial    fee  by  writing  the  SEC's   Public   Reference   Section,
strength, its investment approach and techniques,  and other    Washington,  D.C.  20549-0102  or by  electronic  request to
information presented to the Trustees.                          publicinfo@sec.gov,  or is available  without  charge,  upon request, by calling the Fund at 1-800-773-3863.  Information
In deciding on whether to approve  the  Advisory  Agreement,    on  the  operation  of  the  Public  Reference  Room  may be
the Trustees considered numerous factors, including: (i) the    obtained by calling the SEC at 202-942-8090.
nature and extent of the  services  provided by the Advisor;
(ii) the Advisor's personnel and methods of operating; (iii)    4. Additional Information about Trustees and Officers
overall   expenses  of  the  Fund   including   the  Expense
Limitation Agreement between the Trust on behalf of the Fund    The  business  and  affairs  of the Fund and the  Trust  are
and  the  Advisor;  (iv)  the  financial  condition  of  the    managed  under the  direction of the  Trustees.  Information
Advisor;  and (v) the Advisor's  investment strategy for the    concerning  the  Trustees and officers of the Trust and Fund
Fund.                                                           is set forth on the following page. Generally,  each Trustee and  officer  serves  an  indefinite  term or until  certain
Based upon its evaluation of the information,  materials and    circumstances such as their resignation, death, or otherwise
factors  described  above,  the Trustees  concluded  for the    as specified in the Trust's  organizational  documents.  Any
Fund:  (i)  that  the  terms  of  the  Investment   Advisory    Trustee  may be removed at a meeting  of  shareholders  by a
Agreement were  reasonable and fair; (ii) that the fees paid    vote meeting the requirements of the Trust's  organizational
to the Advisor  under the Advisory  Agreement and the Fund's    documents.  The Statement of Additional  Information  of the
expense ratio as compared to similar  funds were  reasonable    Fund includes additional  information about the Trustees and
and fair;  (iii) that they were satisfied with the Advisor's    officers and is available,  without charge,  upon request by
proposed services,  personnel,  and investment strategy; and    calling the Fund toll-free at 1-800-773-3863. The address of
(iv) that it was in the best  interest  of the Trust and the    each Trustee and officer,  unless otherwise indicated below,
Fund to enter into the Advisory  Agreement.  Therefore,  the    is 120 Club Oaks Court,  Suite 200, Winston Salem, NC 27104.
Trustees,  including the Trustees who are not a party to the    The Independent Trustees received aggregate  compensation of
Advisory  Agreement  or  interested  persons of the Advisor,    $ 6,500 during the fiscal year ended March 31, 2006 from the
unanimously  approved the Advisory  Agreement for an initial    Fund  for  their  services  to  the  Fund  and  Trust.   The
two-year period.                                                Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.
2. Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and
the  Advisor's  Proxy  Voting  and  Disclosure   Policy  are
included as Appendix B to the Fund's Statement of Additional
Information and is available,  without charge, upon request, by calling  1-800-773-3863.  Information  regarding  how the
Fund voted proxies relating to portfolio  securities  during the  most  recent  12-month  period  ended  June  30 will be available (1) without charge,  upon request,  by calling the
Fund at the  number  above and (2) on the SEC's  website  at
http://www.sec.gov.

3. Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q is available on the


                                                                                                                (Continued)

THE PIEDMONT SELECT VALUE FUND

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                    Portfolios
                                                                                     in Fund
                           Position(s)     Length                                    Complex
                            held with     of Time    Principal Occupation(s)         Overseen        Other Directorships Held By
Name, Age and Address      Fund/Trust      Served      During Past 5 Years          by Trustee                Trustee
---------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 74          Trustee,     Since      Retired since January 2000;         1         Independent   Trustee  of  the
                             Chairman     04/2005    Previously, President,                        following    -Gardner    Lewis
                                                     Brinson Investment Co.                        Investment Trust for the three
                                                     (personal investments) and                    series of that trust;  Hillman
                                                     President, Brinson                            Capital Management  Investment
                                                     Chevrolet, Inc. (auto                         Trust  for the two  series  of
                                                     dealership).                                  that    trust;    MurphyMorris
                                                                                                   Investment  Trust  for the one
                                                                                                   series  of  that  trust;   New
                                                                                                   Providence   Investment  Trust
                                                                                                   for  the  one  series  of that
                                                                                                   trust;      The     Nottingham
                                                                                                   Investment  Trust  II for  the
                                                                                                   six series of that trust;  and
                                                                                                   Tilson  Investment  Trust  for
                                                                                                   the two  series of that  trust
                                                                                                   (all   registered   investment
                                                                                                   companies)
---------------------------------------------------------------------------------------------------------------------------------
Theo H. Pitt, Jr., 70        Trustee      Since      Senior Partner, Community           1         Independent   Trustee  of  the
                                          04/2005    Financial Institutions                        following    -Gardner    Lewis
                                                     Consulting, Rocky Mount,                      Investment Trust for the three
                                                     North Carolina since 1997                     series of that trust;  Hillman
                                                     and Account Administrator,                    Capital Management  Investment
                                                     Holden Wealth Management                      Trust  for the two  series  of
                                                     Group of Wachovia Securities                  that    trust;    MurphyMorris
                                                     (money management firm)                       Investment  Trust  for the one
                                                     since September 2003.                         series  of  that  trust;   and
                                                                                                   Tilson  Investment  Trust  for
                                                                                                   the two  series of that  trust
                                                                                                   (all   registered   investment
                                                                                                   companies)
----------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEE*
----------------------------------------------------------------------------------------------------------------------------------
David M. Clark, III, 47      Trustee,     Since      Managing Member, Clark              1                     None
                             President,   04/2005    Capital Management, LLC
                             Treasurer               since 1994.
                             (Principal
                             Executive
                             Officer,
                             Principal
                             Financial
                             Officer)
----------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness:  Mr.  Clark is an  Interested  Trustee  because  he is a  Managing  Member of Clark  Capital
Management,  LLC, the  investment  advisor of the Fund.  Subsequent to March 31, 2006,  Mr. Clark also became  Portfolio
Manager with the Fund's Interim investment advisor, Sheets, Smith & Associates, Inc.
----------------------------------------------------------------------------------------------------------------------------------
                                                          OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
Tracey L. Hendricks, 38      Assistant    Since      Vice President of Financial        n/a                    n/a
116 South Franklin Street    Secretary    04/2005    Reporting, Tax, Internal
Rocky Mount, NC 27804                                Audit, and Compliance (since
                                                     2004) of The Nottingham
                                                     Company (administrator to
                                                     the Fund); previously, Vice
                                                     President of Special
                                                     Projects (from 2001) and
                                                     Manager of Fund Accounting
                                                     (from 1994) of The
                                                     Nottingham Company.
----------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters, 37        Secretary    Since      Vice President - Compliance        n/a                    n/a
116 South Franklin Street    and          04/2005    Administration of The
Rocky Mount, NC 27804        Assistant               Nottingham Company since
                             Treasurer               1998.
----------------------------------------------------------------------------------------------------------------------------------

                                      (This page was intentionally left blank.)

Clark Capital Management, LLC
The Piedmont Select Value Fund
is a series of
The Piedmont Investment Trust







For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

The Piedmont Select Value Fund                 Clark Capital Management, LLC
c/o NC Shareholder Services                    324 W. Wendover Ave.
116 South Franklin Street                      Greensboro, North Carolina 27408
Post Office Drawer 4365
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-773-3863                                 1-800-773-3863

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               piedmontselectvaluefund.com






                                               [LOGO HERE]
                                             THE PIEDMONT SELECT
                                                 VALUE FUND

Item 2.   CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c) There have been no amendments to any provision of such code of ethics during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.


(e)       Not Applicable.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12(a)(1) below.





Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)    Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.

Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the fiscal year ended March 31, 2006 were $10,500. These amounts represent aggregate fees billed by the registrant's independent accountant, Briggs, Bunting & Dougherty LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings. The fiscal year ended March 31, 2006 was the initial fiscal year for the registrant.




(b) Audit-Related Fees - There were no additional fees billed in the fiscal year ended March 31, 2006 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal year ended March 31, 2006 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning were $1,500. These services were for the completion of the fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d) All Other Fees - The registrant was billed a fee of $1,500 in the fiscal year ended March 31, 2006 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception of its initial fund, The Piedmont Select Value Fund. There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year ended March 31, 2006.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the fiscal year ended March 31, 2006 at the registrant's initial Board of Trustees meeting and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2)    There were no services as described  in each of paragraph  (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not Applicable.

(g) Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal year ended March 31, 2006 were $3,000. There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)       Not applicable.

Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.


          Not applicable.





Item 6.   SCHEDULE OF INVESTMENTS.

          A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


          Not applicable.





Item 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


          Not applicable.





Item 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
          INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


          Not applicable.





Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


          None.





Item 11.   CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12.      EXHIBITS.


(a)(1)    Code of Ethics  required by Item 2 of Form N-CSR is filed  herewith as
          Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)    Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Piedmont Investment Trust


By: (Signature and Title)      /s/ David M. Clark, III
                               ________________________________________
                               David M. Clark, III
                               Trustee, President, Treasurer, Principal
                               Executive Officer and Principal Financial Officer

Date: May 25, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)      /s/ David M. Clark, III
                               ________________________________________
                               David M. Clark, III
                               Trustee, President, Treasurer, Principal
                               Executive Officer and Principal Financial Officer
                               The Piedmont Investment Trust

Date: May 25, 2006